Shareholders' equity - Stock-based payments - Assumptions & Options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments Y $ / shares	Dec. 31, 2018 USD ($) EquityInstruments Y	Dec. 31, 2017 CAD ($) EquityInstruments Y $ / shares	Dec. 31, 2017 USD ($) EquityInstruments Y	Dec. 31, 2018 USD ($) EquityInstruments Y	May 09, 2018 shares	Dec. 31, 2017 USD ($) EquityInstruments Y
Stock-based payments
Aggregate number of common shares | shares						9,700,876
Risk-free interest rate		2.05%		1.65%
Expected dividend yield		1.38%		1.19%
Expected price volatility of the Company's common shares		32.70%		36.10%
Expected life of the option | Y		5		5
Forfeiture rate		0.00%		0.00%
Weighted average life | Y	7.00				7.00
Stock options outstanding, beginning of year (in shares)		955,603		1,304,328
Granted (in shares) | EquityInstruments		153,824		97,789
Exercised (in shares) | EquityInstruments		(94,018)		(433,718)
Forfeited (in shares) | EquityInstruments				(12,796)
Stock options outstanding, end of the year (in shares)		1,015,409		955,603
Exercisable stock options, end of the year (in shares) | EquityInstruments	710,064		617,539		710,064		617,539
Stock options outstanding, beginning of year (in dollars per share)		$ 64.48		$ 50.64
Granted (in dollars per share)		92.77		100.10
Exercised (in dollars per share)		60.49		30.79
Forfeited (in dollars per share)				67.81
Stock options outstanding, end of the year (in dollars per share)		$ 69.13		64.48
Exercisable stock options, end of the year (in dollars per share)					$ 60.40		$ 55.88
Stock options
Stock-based payments
Period to issue common shares to single insider participant under compensation plan		1 year
Maximum percentage of common shares issued to single insider participant under compensation plan within one year	5.00%				5.00%
Term of options		10 years
Vesting period		3 years
Weighted average fair value per stock option	$ 3.0		$ 3.0
Weighted average fair value per stock option (in dollars per share) | $ / shares	$ 25.77		$ 30.30
Expenses related to stock options		$ 2,600,000		3,100,000
Capitalized to royalty, stream and working interest, net		$ 400,000		$ 500,000
Total unrecognized non-cash stock-based compensation expense					$ 3,900,000		$ 4,200,000
Weighted average life | Y	1.7		1.4		1.7		1.4